Right-of-use-assets - Summary of amounts recognized in statement of net income loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Depreciation charge of right-of-use assets	€ 11,706	€ 13,376	€ 13,227
Interest on lease liabilities	2,584	2,613	2,635
Expenses relating to short-term leases	1,187	719	1,090
Expenses relating to leases of low-value assets, excluding short-term leases	169	122	132
Covid-19 rent concessions	(1,515)	(1,799)
Total	€ 14,131	€ 15,031	€ 17,084